Credit Facilities, Long-Term Debt and Lease Liabilities - Other (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average duration of defined benefit obligation	13 years 7 months 6 days
Letter of credit
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 157
Other | 5.9% Unsecured Commercial Loan Obligation due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate	5.90%